IFRS 7 - Disclosure - Credit Risk - Summary of Loans Past Due But Not Impaired (Detail) - CAD ($) $ in Millions	Jan. 31, 2023	Oct. 31, 2022
Credit Risk [line items]
Past due loans	$ 1,575	$ 1,708
Residential mortgages [member]
Credit Risk [line items]
Past due loans	849	874
Personal [member]
Credit Risk [line items]
Past due loans	232	247
Credit card [member]
Credit Risk [line items]
Past due loans	320	331
Business and government [member]
Credit Risk [line items]
Past due loans	174	$ 256
Later than one months and not later than three months [member]
Credit Risk [line items]
Past due loans	1,456
Later than one months and not later than three months [member] | Residential mortgages [member]
Credit Risk [line items]
Past due loans	849
Later than one months and not later than three months [member] | Personal [member]
Credit Risk [line items]
Past due loans	232
Later than one months and not later than three months [member] | Credit card [member]
Credit Risk [line items]
Past due loans	201
Later than one months and not later than three months [member] | Business and government [member]
Credit Risk [line items]
Past due loans	174
Later than three months [member]
Credit Risk [line items]
Past due loans	119
Later than three months [member] | Credit card [member]
Credit Risk [line items]
Past due loans	$ 119